Share-Based Payments - Summaries of All STI and LTI Performance Rights Granted (Detail) - Share consolidation adjustment [member]	12 Months Ended
	Jun. 30, 2024 shares $ / shares		Jun. 30, 2023 shares $ / shares		Jun. 30, 2022 shares $ / shares
Disclosure of other equity instruments [line items]
Balance at end of the end fiscal year Number	1,893,081	[1]	1,339,621		3,100,000
Granted during the fiscal year Number	768,311		1,624,499		339,621
Exercised during the fiscal year Number	(500,000)		(706,173)		(1,200,000)
Balance at end of the end fiscal year Number	2,161,392		1,893,081	[1]	1,339,621
Vested and exercisable at end of the fiscal year Number	231,517		0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at end of the end fiscal year Number	12,130,033		16,769,906		7,563,502
Granted during the fiscal year Number	2,724,868		1,112,334		11,206,404
Exercised during the fiscal year Number	(984,366)		(5,752,207)		(2,000,000)
Lapsed during the fiscal year Number	0		0		0
Balance at end of the end fiscal year Number	13,870,535		12,130,033		16,769,906
Vested and exercisable at end of the fiscal year Number	3,256,167		0		1,913,502
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 3, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.26		$ 0.26
Balance at end of the end fiscal year Number	0		1,500,000		3,000,000
Granted during the fiscal year Number			0		0
Exercised during the fiscal year Number			(1,500,000)		(1,500,000)
Lapsed during the fiscal year Number			0		0
Balance at end of the end fiscal year Number			0		1,500,000
Vested and exercisable at end of the fiscal year Number			0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 1, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.28		$ 0.28
Balance at end of the end fiscal year Number	0		2,400,000		2,400,000
Granted during the fiscal year Number			0		0
Exercised during the fiscal year Number			(2,400,000)		0
Lapsed during the fiscal year Number			0		0
Balance at end of the end fiscal year Number			0		2,400,000
Vested and exercisable at end of the fiscal year Number			0		1,200,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.26		$ 0.26
Balance at end of the end fiscal year Number	0		1,400,000		1,900,000
Granted during the fiscal year Number			0		0
Exercised during the fiscal year Number			(1,400,000)		(500,000)
Lapsed during the fiscal year Number			0		0
Balance at end of the end fiscal year Number			0		1,400,000
Vested and exercisable at end of the fiscal year Number			0		450,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.235		$ 0.235
Balance at end of the end fiscal year Number	0		263,502		263,502
Granted during the fiscal year Number			0		0
Exercised during the fiscal year Number			(263,502)		0
Lapsed during the fiscal year Number			0		0
Balance at end of the end fiscal year Number			0		263,502
Vested and exercisable at end of the fiscal year Number			0		263,502
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.55		$ 0.55		$ 0.55
Balance at end of the end fiscal year Number	17,699		206,404		0
Granted during the fiscal year Number	0		0		206,404
Exercised during the fiscal year Number	(17,699)		(188,705)		0
Lapsed during the fiscal year Number	0		0		0
Balance at end of the end fiscal year Number	0		17,699		206,404
Vested and exercisable at end of the fiscal year Number	0		0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49		$ 0.49		$ 0.49
Balance at end of the end fiscal year Number	3,600,000		3,600,000		0
Granted during the fiscal year Number	0		0		3,600,000
Exercised during the fiscal year Number	0		0		0
Lapsed during the fiscal year Number	0		0		0
Balance at end of the end fiscal year Number	3,600,000		3,600,000		3,600,000
Vested and exercisable at end of the fiscal year Number	1,200,000		0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49		$ 0.49		$ 0.49
Balance at end of the end fiscal year Number	4,500,000		4,500,000		0
Granted during the fiscal year Number	0		0		4,500,000
Exercised during the fiscal year Number	0		0		0
Lapsed during the fiscal year Number	0		0		0
Balance at end of the end fiscal year Number	4,500,000		4,500,000		4,500,000
Vested and exercisable at end of the fiscal year Number	1,500,000		0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49		$ 0.49		$ 0.49
Balance at end of the end fiscal year Number	2,900,000		2,900,000		0
Granted during the fiscal year Number	0		0		2,900,000
Exercised during the fiscal year Number	(966,667)		0		0
Lapsed during the fiscal year Number	0		0		0
Balance at end of the end fiscal year Number	1,933,333		2,900,000		2,900,000
Vested and exercisable at end of the fiscal year Number	0		0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | December 16, 2022 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.33		$ 0.33
Balance at end of the end fiscal year Number	1,112,334		0
Granted during the fiscal year Number	0		1,112,334
Exercised during the fiscal year Number	0		0
Lapsed during the fiscal year Number	0		0
Balance at end of the end fiscal year Number	1,112,334		1,112,334		0
Vested and exercisable at end of the fiscal year Number	556,167		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 31, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.35
Balance at end of the end fiscal year Number	0
Granted during the fiscal year Number	1,343,856
Exercised during the fiscal year Number	0
Lapsed during the fiscal year Number	0
Balance at end of the end fiscal year Number	1,343,856		0
Vested and exercisable at end of the fiscal year Number	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 31, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.35
Balance at end of the end fiscal year Number	0
Granted during the fiscal year Number	1,381,012
Exercised during the fiscal year Number	0
Lapsed during the fiscal year Number	0
Balance at end of the end fiscal year Number	1,381,012		0
Vested and exercisable at end of the fiscal year Number	0

[1]	The weighted average share price on the exercising date during the financial year 2024 is $0.285.